SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

We have restated the results for the period ended December 31, 2011, which were reported originally in our Form 10-K filed with the United States Securities and Exchange Commission (the “SEC”) on March 8, 2012.

During the recently completed tri-annual review of the Company’s filing, the SEC recommended enhanced disclosure. Based, in part, on the SEC’s review, the Company has adopted guidance from ASC 470-20 as it relates to its Series B convertible debt.  Previously the Company did not account for the beneficial conversion feature of the Series B debt.   For the year ended December 31, 2011, the beneficial conversion feature increased the Company’s paid in capital and increased the discount on the Series B note by $1,490,000.

Below is detail on the December 31, 2011 restatement.

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$777		$777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$35,458		$35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$631		$631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$35,458		$35,458

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers Water Company and its subsidiaries, Farms, F-1, F-2, TR Water, the HCIC, the Orlando, Bessemer and discontinued operations.  All significant inter-company balances and transactions have been eliminated in consolidation.  The Company has completed the termination of the discontinued operations.

Non-controlling Interest

The Company owns 91% of the HCIC, so the results for the HCIC are consolidated in the Company’s financial statements.  As of June 30, 2012, the non-controlling members’ equity in the HCIC (the remaining 9% ownership interests) was $2,154,000.

Below is the breakdown of the non-controlling interests’ share of gains.

	For the three months ended,		For the six months ended,
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
HCIC	$12,000	$24,000	$4,000	$24,000

The non-controlling interests’ shares are assessed their pro-rata share of expected expenses to operate the HCIC.

Reclassification

Certain amounts previously reported have been reclassified to conform to the current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions.  These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ materially from those estimates.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants.  In determining fair value, the accounting standards establish a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs).  Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value.  The carrying value of cash held as demand deposits, money market and certificates of deposit, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value.  Marketable securities are valued at Level 1 due to readily available market quotes.  The fair value of the Company’s long-term debt, including the current portion, approximate its carrying value.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when resulting crops are sold into the market.  All direct expenses related to farming operations are capitalized as farm product and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the sale of water arising under water rights owned by the HCIC to farmers in the HCIC service area who are not affiliated with the Company.  Water revenues are recognized when the water is invoiced at the established rate per acre foot of water consumed.

Member Assessments

Once per year the HCIC board estimates that company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share.  One-half of the member assessment is recorded in the second quarter of the calendar year and the other one-half of the member assessment is recorded in the fourth quarter of the calendar year.  Assessments paid by Two Rivers Water Company to the HCIC are eliminated in consolidation of our financial statements.

The HCIC does not reserve against any unpaid assessments.  Assessments due, but unpaid, are secured by the member’s shares of the HCIC.  The value of this ownership is significantly greater than the annual assessments.  If assessments are not paid, after proper notifications to the delinquent party and a set time, the shares are offered at the amount of assessments due including interest and fees.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to the Company available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 restricted stock units (“RSUs”), 1,727,562 options and 2,653,424 warrants at December 31, 2011, and the dilutive effect of 7,844,282 RSUs, 1,923,200 options, 2,853,424 warrants and 9,263,531 conversion rights at June 30, 2012 has not been included in the determination of diluted earnings per share because, under ASC 260 their exercise would be anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company.  Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income (Loss) section in the Statement of Changes in Stockholders’ Equity.  At December 31, 2011 and June 30, 2012 the Company had $51,000 and $15,000, respectively, in unrecognized loss.

At December 31, 2011 and June 30, 2012, the Company held $137,000 and $31,000, respectively, in highly liquid gold-based ETFs.  For financial statement presentation, this amount is included in marketable securities available for sale.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment.  The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test.  The new guidance is effective now and has been adopted by the Company.  The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 was intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance is effective now.  The Company’s adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position.  This ASU is effective for periods beginning on or after January 1, 2013.  At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2012 and 2011, none of which is expected to have a material impact on the Company’s financial position, operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatement

On July 25, 2012, the Company's management and the Audit Committee of its Board of Directors, after discussions with the Company's independent registered public accounting firm, concluded that the Company did not accurately use the guidance from ASC 470-20 (“Debt with Conversion and Other Options”) as it relates to the accounting of its Series B convertible debt issued in Fiscal Year 2011. Previously the Company did not account for the beneficial conversion feature of the Series B debt. For the year ended December 31, 2011, the beneficial conversion feature increased both the Company’s additional paid in capital account and the discount on the Series B note by $1,490,000, and increased interest expense by $86,000, thereby resulting in a necessary restatement of the Company’s Balance Sheet and Statement of Operations as of December 31, 2011. The Company also reclassified its $76,000 purchase of the Company’s stock from Cash Flows from Investing Activities to Cash Flows from Financing Activities. As a result, the Company is filing this 2011 Form 10-K/A with restated financial statements.

The Company believes that the restatement reflects technical accounting adjustments only. The Company believes that the restatement does not reflect any material economic impact on the Company, any trends in the Company's business or any current or prospective impact on the Company's results of operations.

The following is the detail of the changes to the Company’s consolidated financial statements:

Consolidated Balance Sheet (in thousands)	December 31,
	2011	CHANGE	2011 RESTATED
ASSETS:
Current Assets:
Cash and cash equivalents	$ 777		$ 777
Marketable securities, available for sale	137		137
Advances and accounts receivable	87		87
Farm product	43		43
Deposits and other current assets	20		20
Total Current Assets	1,064		1,064

Property, equipment and software, net	1,129		1,129

Other Assets
Debt issuance costs	663		663
Land (Note 2)	2,968		2,968
Water rights and infrastructure	28,786		28,786
Options on real estate and water shares	-		-
Dam and water infrastructure construction in progress	848		848
Discontinued operations - assets held for sale	-		-
Total Other Assets	33,265		33,265
TOTAL ASSETS	$ 35,458		$ 35,458

LIABILITIES & STOCKHOLDERS' EQUITY:
Current Liabilities:
Accounts payable	$ 631		$ 631
Current portion of notes payable	32		32
Accrued liabilities	495		495
Total Current Liabilities	1,158		1,158
Notes Payable - Long Term	13,508	(1,404)	12,104
Total Liabilities	14,666	(1,404)	13,262

Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,258,494 and 19,782,916 shares issued and outstanding at December 31, 2011 and 2010, respectively	23		23
Additional paid-in capital	38,357	1,490	39,847
Accumulated Comprehensive (Loss)	(51)		(51)
Accumulated (deficit)	(19,699)	(86)	(19,785)
Total Two Rivers Water Company Shareholders' Equity	18,630	1,404	20,034
Noncontrolling interest in subsidiary	2,162		2,162
Total Stockholders' Equity	20,792		22,196
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 35,458		$ 35,458

Consolidated Statement of Operations (in thousands)	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Revenue
Farm revenue	$ -		$ -
Water revenue	-		-
Member assessments	102		102
Other income	3		3
Total Revenue	105		105
Direct cost of revenue	97		97
Gross Margin (Loss)	8		8

Operating Expenses:
General and administrative	3,868		3,868
Stock based compensation	2,678		2,678
Depreciation	102		102
Total operating expenses	6,648		6,648
(Loss) from operations	(6,640)		(6,640)

Other income (expense)
Interest expense	(1,212)	(86)	(1,298)
Warrant expense	-		-
Gain (Loss) sale of assets	5		5
Gain bargain purchase	1,736		1,736
Gain (Loss) on extinguishment of notes payable	196		196
Other income (expense)	(14)		(14)
Total other income (expense)	711	(86)	625
Net (Loss) from continuing operations before taxes	(5,929)		(6,015)
Income tax (provision) benefit	-		-
Net (Loss) from continuing operations	(5,929)		(6,015)

Discontinued Operations
Loss from operations of discontinued real estate and mortgage business	(132)		(132)
Income tax (provision) benefit from discontinued operations	-		-
(Loss) on discontinued operations	(132)		(132)
Net (Loss)	(6,061)		(6,147)
Net loss (income) attributable to the noncontrolling interest	(51)		(51)
Net (Loss) attributable to Two Rivers Water Company	$ (6,112)	$ (86)	$ (6,198)

(Loss) Per Share - Basic and Dilutive:
(Loss) from continuing operations	$ (0.27)		$ (0.27)
(Loss) from discontinued operations	-		-
Total	$ (0.27)		$ (0.27)
Weighted Average Shares Outstanding:
Basic and Dilutive	22,156		22,156

To account for the beneficial conversion feature in the Series B debt, for the three and nine months ended September 30, 2011, the earnings would be reduced by $22,000, which would not have an effect on the reported earnings per share.

Consolidated Statement of Cash Flows (in thousands)
	For the year ended December 31,
	2011	CHANGE	2011 RESTATED
Cash Flows from Operating Activities:
Net (Loss)	$ (6,061)	$ (86)	$ (6,147)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	102		102
Amortization of debt issuance costs and pre-paids	370	86	456
Legendary Investment sale and write off	-		-
Increase in reserves and impairments (discontinued operations)	-		-
Loss from REOs sold (discontinued operations)	-		-
Loss on sale of investments and assets held (discontinued operations)	132		132
(Gain) on extinguishment of notes payables	(196)		(196)
(Gain) Bargain Purchase Value adjustment	(1,736)		(1,736)
Realized (Gain) of market securities	(18)		(18)
Beneficial conversion	-		-
Stock based compensation and warrant expense	2,678		2,678
Stock for services	938		938
Options for Services	107		107
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(49)		(49)
(Increase) in farm product	(43)		(43)
(Increase) decrease in deposits, prepaid expenses and other assets	(4)		(4)
Increase in accounts payable	168		168
Increase (decrease) in accrued liabilities and other	400		400
Net Cash (Used in) Operating Activities	(3,212)	-	(3,212)

Cash Flows from Investing Activities:
Investments (increased)/decreased
Boston real estate and other residential real estate	-		-
Proceeds from REO properties and other assets sold	-		-
Marketable securities purchased	(331)		(331)
Marketable securities sold	162		162
Retirement of Stock	(76)	76	-
Proceeds from asset held for sale	-		-
Proceeds from fixed assets sold	-		-
Purchase of property, equipment and software	(947)		(947)
Purchase of real estate option	-		-
Purchase of land, water shares, infrastructure	(1,064)		(1,064)
Dam construction	(359)		(359)
Other assets	-		-
Net Cash (Used in) Investing Activities	(2,615)	76	(2,539)

Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes	7,332		7,332
Payment of offering costs	(664)		(664)
Payment on notes payable	(1,217)		(1,217)
Payment for settlement of note payable	(105)		(105)
(Decrease) in short term borrowings	-		-
Options and warrants exercised	613		613
Increase in long term borrowings	-		-
Retirement of common stock		(76)	(76)
Private placement - net of offering costs	-		-
Net Cash Provided by Financing Activities	5,959	(76)	5,883
Net Increase in Cash & Cash Equivalents	132		132

Beginning Cash & Cash Equivalents	645		645
Ending Cash & Cash Equivalents	$ 777	$ -	$ 777

Supplemental Disclosure of Cash Flow Information
Cash paid for interest	$ 435		$ 435
Cash received from income tax refunds	$ -		$ -
Conversion of note receivable for loan on land	$ -		$ -
Common stock issued for land and water share purchase	$ -		$ -
Common stock issued in conjunction with extinguishment of notes payable	$ 1,499		$ 1,499
Acquisition of Orlando Reservoir for seller financed note payable	$ 187		$ 187
Stock issued for partial payment for the purchase of Orlando Reservoir No.2, LLC	$ 1,557		$ 1,557
Stock issued for non-controlling interest in HCIC	$ -		$ -
Equipment purchases financed	$ 146		$ 146
Fair value of warrants issued with Series B offering	$ 1,675		$ 1,675
Value of beneficial conversion with Series B Offering	$ -	$ 1,490	$ 1,490
Stock & warrants for debt issuance costs	$ 369		$ 369

Consolidated Statement of Changes in Stockholders’ Equity
(In thousands)
				Other Comprehensive Income (Expense)
	Voting Common Stock		Additional Paid-in Capital			Non-
					Accumulated (Deficit)	Controlling	Stockholders'
	Shares	Amount				Interest	Equity
Balances, December 31, 2010	19,782	$ 20	$ 28,949	$ -	$ (13,587)	$ 2,111	$ 17,493

Net Income (Loss)	-	-	-	-	(6,112)	-	(6,112)
Stock-based compensation expense	2	-	2,678	-	-	-	2,678
Options Exercised	452	-	563	-	-	-	563
Warrants Exercised	50	-	50	-	-	-	50
Warrants issued	-	-	1,805	-	-	-	1,805
Options issued for services	-	-	107	-	-	-	107
RSUs issued	1,148	1	(1)	-	-	-	-
Stock issued in exchange for debt	1,372	2	3,330	-	-	-	3,332
Gain(Loss) attributable to noncontrolling entity	-	-	-	-	-	51	51
Stock issued for services	490	-	938	-	-	-	938
Unrealized gain (loss) on securities available for sale	-	-	-	(51)	-	-	(51)
Retirement of Stock - open market purchases	(37)	-	(62)	-	-	-	(62)
Adjustments from restatement	-	-	1,490	-	(86)	-	1,404
Balances, December 31, 2011	23,259	$23	$39,847	$(51)	$(19,785)	$2,162	$22,196

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Two Rivers and its subsidiaries, Farms, F-1, F-2, TR Water, Mutual Ditch Company, Orlando, and discontinued operations. All significant inter-company balances and transactions have been eliminated in consolidation.

On August 17, 2009, Two Rivers and Two Rivers Basin, LLC (“TRB” an unrelated company) formed HCIC Holdings LLC (“HCIC”, a joint venture). Each entity owned 50% interest in HCIC. On September 14, 2010, TRWC purchased 100% of TRB’s ownership of HCIC through a merger and issuance of 7,500,000 shares of the Company’s stock to the members of TRB.

During the period from August 17, 2009 until the merger on September 14, 2010, due to the Company being the sole contributor of operational cash, without which HCIC would be unable to operate, the Company treated its investment in HCIC as a Variable Interest Entity (VIE) and under US GAAP consolidated HCIC (ASC Section 323.10.15 and 323.10.15-6).

On March 17, 2010, Two Rivers formed Two Rivers Farms, LLC and Two Rivers Energy, LLC as its wholly-owned subsidiaries. Therefore, 100% of Farming and Energy operations and balance sheets are consolidated into Two Rivers.

On July 13, 2010, Two Rivers formed Two Rivers Water, LLC as its wholly-owned subsidiary. Therefore, 100% of Water operations and balance sheets are consolidated into Two Rivers.

Non-controlling Interest

Non-controlling interest is recorded for the Mutual Ditch Company that are consolidated but are not wholly owned by the Company.

Below is the breakdown of the non-controlling interest’s share of gains.

	Year ended December 31, 2011	Year ended December 31, 2010
Mutual Ditch Company	$ 51,000	$ 4,000

The Company owns 91% of the Mutual Ditch Company. As of December 31, 2011, the non-controlling members’ equity in the Mutual Ditch Company was $2,162,000.

Reclassification

Certain amounts previously reported have been reclassified to conform to current presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

For purposes of reporting cash flows, Two Rivers Water Company considers cash and cash equivalents to include highly liquid investments with original maturities of 90 days or less. Those are readily convertible into cash and not subject to significant risk from fluctuations in interest rates. The recorded amounts for cash equivalents approximate fair value due to the short-term nature of these financial instruments.

Concentration of Credit Risk

Financial instruments that potentially subject Two Rivers to significant concentrations of credit risk include cash equivalents, marketable investments, advances and accounts receivable. The Company maintains its cash and investment balances in the form of bank demand deposits, money market accounts that management believes to be of high credit quality. Accounts receivable are typically uncollateralized and are derived from transactions with and from customers primarily located in the United States.

No revenues to unaffiliated customers represented 10% or more of the Company’s revenue for the year ended December 31, 2011.

Fair Value of Measurements and Disclosures

Fair Value of Assets and Liabilities Acquired

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) in the principal or most advantageous market in an orderly transaction between market participants. In determining fair value, the accounting standards established a three-level hierarchy that distinguishes between (i) market data obtained or developed from independent sources (i.e., observable data inputs) and (ii) a reporting entity’s own data and assumptions that market participants would use in pricing an asset or liability (i.e., unobservable data inputs). Financial assets and financial liabilities measured and reported at fair value are classified in one of the following categories, in order of priority of observability and objectivity of pricing inputs:

• Level 1 – Fair value based on quoted prices in active markets for identical assets or liabilities.

• Level 2 – Fair value based on significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

• Level 3 – Fair value based on prices or valuation techniques that require significant unobservable data inputs. Inputs would normally be a reporting entity’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The fair value measurement level for an asset or liability is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques should maximize the use of observable inputs and minimize the use of unobservable inputs.

Recurring Fair Value Measurements:

The carrying value of the Company’s financial assets and financial liabilities is their cost, which may differ from fair value. The carrying value of cash held as demand deposits, money market and certificates of deposit, marketable investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities approximated their fair value. Marketable investments are valued at Level 1 due to readily available market quotes. The fair value of the Company’s long-term debt, including the current portion approximated its carrying value. Fair value for long-term debt was estimated based on quoted market prices of the identical debt instruments or values of comparable borrowings.

Nonrecurring Fair Value Measurements:

Business Acquisitions

Acquisition of the Mutual Ditch Company. During the quarter ended March 31, 2010, the Company acquired a majority of the shares of the Mutual Ditch Company. In order to value the acquired assets and liabilities, management considered an independent appraisal of these assets and used Level 2 inputs whereby the water rights were valued using comparable prices in markets that are not active. The infrastructure of the Mutual Ditch Company, including water storage, ditches and diversion points, was valued at replacement cost less physical obsolescence and deterioration. The value of the Mutual Ditch Company as of March 2, 2010 was estimated to be $24,196,000.

Acquisition of the Orlando. During 2011, in a series of step transactions, the Company acquired the Orlando assets. The Company’s management used Level 2 and 3 inputs to determine value and also considered an independent appraisal. Level 2 was used whereby the water rights were valued using comparable prices in markets that are not active. Level 3 was also used where the land and associated water assets were valued at a projected discounted cash flow method using crop production and related expenses. The value of the Orlando was estimated to be $5,195,000. (See also Note 1, Orlando)

Acquisition	Date	Price paid*	Fair Value	Gain/(Loss)
Mutual Ditch Company	2010, Qtr 1	$24,196,000	$24,196,000	-
Orlando	2011, Qtr 3	$3,459,000	$5,195,000	$1,736,000

*Includes cash paid, seller carry back note at face value, and the Company’s stock issued.

Notes Receivable

The Company carries its notes receivable at cost or loan balance, subject to the valuation procedures described below. The book value of these financial instruments is representative of their fair values. As of December 31, 2011 the Company eliminated the one remaining mortgage note receivable from its financial records. However, the Company is continuing its collection process through a law firm action (see Note 11). As of December 31, 2010, the Company had a total of $227,000 invested in mortgages receivable, net of an allowance for bad debt of $144,000.

Investments

Investments in publicly traded equity securities over which Two Rivers does not exercise significant influence are recorded at market value in accordance with ASC 320 "Investments - Debt and Equity Securities," which requires that all applicable investments be classified as trading securities, available for sale securities or held-to-maturity securities. Comprehensive income includes unrealized net gain or loss and changes in equity from the market price variations in stock and warrants held by the Company.

Land

Land acquired for farming is recorded at cost. Some of the land acquired has not been farmed for many years, if not decades. Therefore, additional expenditures are required to make the land ready for efficient farming. Expenditures for leveling the land are added to the cost of the land. Irrigation is not capitalized in the cost of Land (see Property and Equipment below). Land is not depreciated. However, once per year, Management will assess the value of land held, and in their opinion, if the land has become impaired, Management will establish an allowance against the land.

Other Real Estate Owned

Other real estate owned is comprised of real estate and other assets acquired through foreclosure, acceptance of a deed in lieu of foreclosure or otherwise acquired from the debtor in lieu of repayment of the debt. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Revenues, expenses and subsequent adjustments to fair value less estimated costs to sell are classified as expenses for other real estate owned. Depreciation is taken on property held and rented or with intent to rent. Depreciation on residential real estate is computed straight-line over 27.5 years.

Intangibles

Two Rivers recognizes the estimated fair value of water rights acquired by the Company’s purchase of stock in the Mutual Ditch Company and Orlando. These intangible assets will not be amortized because they have an indefinite remaining useful life based on many factors and considerations, including, the historical upward valuation of water rights within Colorado.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed principally on the straight-line method over the estimated useful life of each type of asset which ranges from three to seven years. Maintenance and repairs are charged to expense as incurred; improvements and betterments are capitalized. Upon retirement or disposition, the related costs and accumulated depreciation are removed from the accounts, and any resulting gains or losses are credited or charged to income.

Below is a summary of premises and equipment:

Asset Type	Life in Years	December 31, 2011	December 31, 2010
Office equipment & Furniture	5 – 7	$ 53,000	$ 74,000
Computers	3	38,000	59,000
Vehicles	5	119,000	45,000
Farm equipment	7	289,000	39,000
Mobile office	10	10,000	10,000
Irrigation system	10	822,000	31,000
Website	3	7,000	2,000
Subtotal		1,338,000	260,000
Less Accumulated Depreciation		209,000	104,000
Net Book Value		$ 1,129,000	$ 156,000

Impairments

Property and Equipment

Once per year, under the direction of our Chief Financial Officer, we will review all property, equipment and software owned by the Company and compared the net book value of such assets with the fair market value of each piece of equipment having a net book value greater than $5,000. If it is determined that the net book value is greater than the fair market value, an impairment will be recorded. If impairment is necessary, a loss on the value of the affected asset will be recorded, and the impairment will not be reversed in future periods.

Land

Once per year, under the direction of our Chief Financial Officer, we will review each parcel of land owned by the Company together with improvements to each parcel and compare the carrying cost with the fair market value. If it appears that our carrying value may be greater than the fair market value, an independent appraisal will be ordered. If the appraised value is less than our carrying value, an impairment will be recorded. If impairment is necessary, a loss on the value of our land will be recorded, and the impairment will not be reversed in future periods.

Water rights and infrastructure

Once per year, under the joint direction of our Chief Operating Officer and our Chief Financial Officer, we will assess the value of the water rights held by the Company, comparing our estimated values with recent sales of comparable water rights. In the event that such assessment indicates that the carrying value is greater than the fair market value of the water rights, an impairment will be recorded. If impairment is necessary, a loss on value of our water rights will be recorded, and the impairment will not be reversed in future periods.

Revenue Recognition

Farm Revenues

Revenues from farming operations are recognized when sold into the market. All direct expenses related to farming operations are capitalized as farm inventory and recognized as a direct cost of sale upon the sale of the crops.

Water Revenues

Current water revenues are from the lease of water own by the Mutual Ditch Company to farmers in the Mutual Ditch Company service area. Water revenues are recognized when the water is used at invoiced at the agreed upon rate per acre foot of water consumed.

Member Assessments

Once per year the Mutual Ditch Company board estimates the Mutual Ditch Company’s expenses, less anticipated water revenues, and establishes an annual assessment per ownership share. One-half of the member assessment is recorded in the first quarter of the calendar year and the other one-half of the member assessment is recorded in the third quarter of the calendar year. Assessments paid by Two Rivers Water Company to the Mutual Ditch Company are eliminated in consolidation of the financial statements.

The Mutual Ditch Company does not reserve against any unpaid assessments. Assessments due, but unpaid, are secured by the member’s ownership of the Mutual Ditch Company. The value of this ownership is significantly greater than the annual assessments.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the provisions of ASC 718 and accounts for stock-based compensation in accordance with ASC 718. Under the fair value recognition provisions of this standard, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the requisite service period, which generally is the vesting period. The Company elected the modified-prospective method, under which prior periods are not revised for comparative purposes. The valuation provisions of ASC 718 apply to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

All options granted prior to the adoption of ASC 718 and outstanding during the periods presented were fully-vested at the date of adoption.

In December 2007, the SEC issued Staff Accounting Bulletin (“SAB”) 110 which was issued to express the understanding that the use of a “simplified” method, as discussed in SAB 107 in developing an estimate of expected term of “plain vanilla” share options in accordance with ASC 718 would be acceptable beyond December 31, 2007. The Company adopted this standard beginning January 2008.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the accompanying balance sheets, and for operating loss and tax credit carry forwards. The change in deferred tax assets and liabilities for the period measures the deferred tax provision or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustment to the tax provision or benefit in the period of enactment.

The Company uses a two-step process to evaluate a tax position. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The Company reports tax-related interest and penalties as a component of income tax expense.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2011, is not material to its results of operations, financial condition, or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2011, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current tax law and policy that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company's results of operations, financial condition or cash flows.

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company's previously filed returns. The Company's 2008 and later tax returns are still subject to examination.

Net Income (Loss) per Share

Basic net income per share is computed by dividing net income (loss) attributed to Two Rivers available to common shareholders for the period by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share is computed by dividing the net income for the period by the weighted average number of common and potential common shares outstanding during the period.

The dilutive effect of 4,115,474 RSUs, 1,727,562 options and 100,000 warrants at December 31, 2011, has not been included in the determination of diluted earnings per share since, under ASC 260 they would anti-dilutive.

Comprehensive Income (Loss)

Comprehensive income (loss) excludes net income or loss and changes in equity from the market price variations in securities held by the Company. Since these securities are classified as “available for sale” any unrecognized gain or loss is shown in Other Comprehensive Income section in the Statement of Changes in Stockholders’ Equity. At December 31, 2011 the Company had $51,000 in unrecognizable loss.

At December 31, 2011, the Company held $137,000 in highly liquid gold-based ETFs. For financial statement presentation, this amount is included in marketable securities held for sale.

At December 31, 2010, no marketable securities were held.

Recently issued Accounting Pronouncements

Goodwill Impairment Testing

In September 2011, the FASB issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The issuance of ASU 2011-5 is intended to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance in ASU 2011-5 supersedes the presentation options in ASC Topic 220 and facilitates convergence of U.S. generally accepted accounting principles and International Financial Reporting Standards by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity and requiring that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance will be applied retrospectively and early adoption is permitted. This guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about Offsetting Assets and Liabilities

In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable financial statement user to understand the effect of those arrangements on its financial position. This ASU is effective for periods beginning on or after January 1, 2013. At the present, the adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

There were various other accounting standards and interpretations issued in 2011 and 2010, none of which are expected to have a material impact on the Company’s financial position, operations or cash flows.